Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Current assets:
Cash	$ 243,312	$ 210,643
Restricted cash	786	787
Prepaid expenses and other assets, current	36,844	37,826
Total current assets	280,942	249,256
Non-current assets:
Property and equipment, net	29,800	28,164
Right of use assets, net	23,713	23,409
Long-term deposits	1,933	2,040
Prepaid expenses and other assets, non-current	652	0
Deferred tax asset	410	410
Intangible assets, net	214	254
Assets	337,664	303,533
Current liabilities:
Accounts payable	1,057	1,075
Accrued expenses and other liabilities	22,471	21,398
Lease liabilities	2,523	2,511
Total current liabilities	26,051	24,984
Non-current liabilities:
Lease liabilities	24,135	23,710
Total liabilities	50,186	48,694
Shareholders' equity:
Additional paid-in capital	580,772	500,560
Accumulated other comprehensive loss	(26,392)	(8,691)
Accumulated deficit	(267,023)	(237,150)
Total shareholders' equity	287,478	254,839
Total liabilities and shareholders' equity	337,664	303,533
Ordinary shares
Shareholders' equity:
Share value	3	2
Deferred shares
Shareholders' equity:
Share value	0	0
Deferred B Shares
Shareholders' equity:
Share value	118	118
Deferred C Shares
Shareholders' equity:
Share value	$ 0	$ 0